FI - Fair value, unfunded commitments, term of redemption conditions (Details 12) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 565	SFr 589
Redeemable	813	1,215
Total fair value	1,378	1,804
Unfunded commitments	348	228
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable with known Liquidation Periods	190	163
Nonredeemable with unknown Liquidation Periods	375	426
Redeemable on demand with notice period less than 30 days	540	724
Redeemable on demand with notice period less than 1 year	4	13
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	138	58
Redeemable	519	748
Total fair value	657	806
Unfunded commitments	45	53
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	427	531
Redeemable	294	467
Total fair value	721	998
Unfunded commitments	303	175
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	12	21
Redeemable	7	65
Total fair value	19	86
Unfunded commitments	0	0
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	94	323
Redeemable	0	0
Total fair value	94	323
Unfunded commitments	77	161
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	321	187
Redeemable	287	402
Total fair value	608	589
Unfunded commitments	226	14
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	564	587
Redeemable	813	1,215
Total fair value	1,377	1,802
Unfunded commitments	348	228
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable with known Liquidation Periods	190	162
Nonredeemable with unknown Liquidation Periods	374	425
Redeemable on demand with notice period less than 30 days	540	724
Redeemable on demand with notice period less than 1 year	4	13
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	138	58
Redeemable	519	748
Total fair value	657	806
Unfunded commitments	45	53
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	426	529
Redeemable	294	467
Total fair value	720	996
Unfunded commitments	303	175
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	12	21
Redeemable	7	65
Total fair value	19	86
Unfunded commitments	0	0
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	92	321
Redeemable	0	0
Total fair value	92	321
Unfunded commitments	77	161
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	322	187
Redeemable	287	402
Total fair value	609	589
Unfunded commitments	SFr 226	SFr 14